INCOME TAXES - Summary of Current and Deferred Component of Income Tax Expenses (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Current income tax expense (benefit)	¥ 1,321,573	$ 181,055	¥ 3,921,820	¥ (134,629,133)
Deferred income tax (benefit) expense			89,534,883	371,325,673
Total income tax expense	¥ 1,321,573	$ 181,055	¥ 93,456,703	¥ 236,696,540